Restructuring Charges - Restructuring and Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 3,064	$ 30,999	$ 356,094
Restructuring Incurred Cost Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Total restructuring charges
Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 562	5,076	61,534
Location, Statement of Income, Balance: us-gaap:ResearchAndDevelopmentExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	2,327	(137)	110,491
Location, Statement of Income, Balance: us-gaap:SellingAndMarketingExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	175	26,057
Location, Statement of Income, Balance: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			113,714
Devices
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		6	3,323
Subscriptions Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		(3)	812
Advertising Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			66,220
Employee Terminations
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		947	83,165
Employee Terminations | Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		(116)	20,531
Employee Terminations | Location, Statement of Income, Balance: us-gaap:ResearchAndDevelopmentExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		368	31,160
Employee Terminations | Location, Statement of Income, Balance: us-gaap:SellingAndMarketingExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		697
Employee Terminations | Location, Statement of Income, Balance: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			29,786
Employee Terminations | Devices
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		1	524
Employee Terminations | Subscriptions Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		(3)	411
Employee Terminations | Advertising Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			753
Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	194	934	3,527
Facilities Exit Costs | Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	0	117	1,683
Facilities Exit Costs | Location, Statement of Income, Balance: us-gaap:ResearchAndDevelopmentExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	194	98	1,320
Facilities Exit Costs | Location, Statement of Income, Balance: us-gaap:SellingAndMarketingExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	0	719
Facilities Exit Costs | Location, Statement of Income, Balance: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			517
Facilities Exit Costs | Devices
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		0	6
Facilities Exit Costs | Subscriptions Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		0	1
Facilities Exit Costs | Advertising Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			0
Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	2,870	29,118	269,402
Asset Impairment Charges | Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	562	5,075	39,320
Asset Impairment Charges | Location, Statement of Income, Balance: us-gaap:ResearchAndDevelopmentExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	2,133	(603)	78,011
Asset Impairment Charges | Location, Statement of Income, Balance: us-gaap:SellingAndMarketingExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 175	24,641
Asset Impairment Charges | Location, Statement of Income, Balance: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			83,411
Asset Impairment Charges | Devices
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		5	2,793
Asset Impairment Charges | Subscriptions Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		$ 0	400
Asset Impairment Charges | Advertising Segment
Restructuring Cost and Reserve [Line Items]
Total restructuring charges			$ 65,467